Income tax - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Accrued expense	¥ 96,786	¥ 75,858
Net loss carryforward	147,634	35,021
Financial subsidy	29,781	19,400
Depreciation for property and equipment	28,013	13,553
Unrealized gain for intragroup transaction	9,760	5,105
Provision for allowance for doubtful accounts	6,089	3,826
Total deferred tax assets	318,063	152,763
Deferred tax liabilities:
Difference in basis of land use rights	(148,993)	(146,740)
Difference in basis of intangible assets	(8,947)	(10,580)
Total deferred tax liabilities	(157,940)	(157,320)
Valuation allowances	¥ 0	¥ 0